As filed with the Securities and Exchange Commission on February 15, 2012
File No. 002-76969
File No. 811-03345

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [x]

Pre-Effective Amendment No.      [  ]

Post-Effective Amendment No. 46  [x]

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [x]

Amendment No. 47  [x]

THE MERGER FUND
_________________________________________________________________________________
(Exact Name of Registrant as Specified in Charter)

100 Summit Lake Drive
Valhalla, New York 10595
_________________________________________________________________________________
(Address of Principal Executive Offices)                                                                                     (Zip Code)

Registrant’s Telephone Number, including Area Code:  (914) 741-5600

Roy Behren and Michael T. Shannon	Copy to:	Laura L. Grossman
THE MERGER FUND		Fulbright & Jaworski L.L.P.
100 Summit Lake Drive		666 Fifth Avenue
Valhalla, New York 10595		New York, NY 10103

_________________________________________________________________________________
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[x]	Immediately upon filing pursuant to	[ ]	On (date) pursuant to paragraph (b)
paragraph (b)

[ ]	60 days after filing pursuant to	[ ]	On (date) pursuant to paragraph (a)(1)
paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 46 to the Fund’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Fund’s PEA No. 45 on Form N-1A filed January 27, 2012.  This PEA No. 46 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in PEA No. 45 to the Fund’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 13th day of February, 2012.

THE MERGER FUND

By           /s/ Roy Behren
Roy Behren
Co-President

By           /s/ Michael T. Shannon
Michael T. Shannon
Co-President

Pursuant to the requirements of the Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Roy Behren Roy Behren	Co-President & Trustee	February 13, 2012
/s/ Michael T. Shannon Michael T. Shannon	Co-President	February 13, 2012
/s/ James P. Logan, III James P. Logan, III	Trustee	February 13, 2012
/s/ Michael J. Downey Michael J. Downey	Trustee	February 13, 2012
/s/ Barry Hamerling Barry Hamerling	Trustee	February 13, 2012

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE